Fair Value of Financial Instruments	6 Months Ended
Feb. 24, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measurements, a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:
Level 1 – Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 – Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
The following tables set forth the Company’s liabilities measured at fair value. The fair value and fair value inputs of the TRA is discussed in Note 7.

Fair value at February 24, 2018 is summarized as follows:

Successor	Level 1	Level 2	Level 3	Total
Liabilities
TRA liability	$—	$—	$27,290	$27,290

Fair value at August 26, 2017 is summarized as follows:

Successor	Level 1	Level 2	Level 3	Total
Liabilities
TRA liability	$—	$—	$25,675	$25,675

For the thirteen and twenty-six week periods ended February 24, 2018, a benefit of $3.7 million and $3.0 million was charged to the Gain in fair value change of contingent consideration - TRA liability in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Income respectively. The benefit is primarily due the change in the federal tax rates as discussed in Note 7.